Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Long-term debt
Long-term debt	€ 7,812,383	€ 7,447,562
Less current portion	(795,734)	(487,699)
Long-term debt, less current portion	7,016,649	6,959,863
Schuldschein loans
Long-term debt
Long-term debt	226,035	228,759
Bonds
Long-term debt
Long-term debt	6,773,647	6,676,465
Accounts Receivable Facility
Long-term debt
Long-term debt	301,921	22,857
Other long-term debt
Long-term debt
Long-term debt	€ 510,780	€ 519,481